CONVERTIBLE NOTES PAYABLE (Details Textual) - USD ($)						1 Months Ended						9 Months Ended		12 Months Ended
	Oct. 14, 2015	Jul. 14, 2015	Jun. 11, 2015	Nov. 05, 2014	May 07, 2014	Jul. 19, 2016	Jun. 20, 2016	Apr. 15, 2016	Feb. 29, 2016	Aug. 19, 2015	Apr. 16, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 29, 2016	Oct. 06, 2011
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 2,000,000			$ 2,000,000
Proceeds from Notes Payable												$ 1,000,000	$ 1,470,000	1,470,000	$ 0
Interest Payable, Current												164,000		137,000	42,000
Repayments of Notes Payable										$ 702,000		1,221,000	702,000	702,000	0
Debt Instrument, Periodic Payment, Interest										9,700
Proceeds from Issuance of Debt										$ 234,000
Common Stock, Capital Shares Reserved for Future Issuance			7,000,000
Stock Issued During Period, Value, New Issues			$ 500,000						$ 3,556,660
Amortization of Debt Discount (Premium)												50,000	$ 43,000
Interest Expense [Member]
Debt Instrument [Line Items]
Amortization of Debt Discount (Premium)												$ 50,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								5.00%
Debt Instrument, Face Amount								$ 550,000
April 5 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								5
Debt Conversion, Converted Instrument, Shares Issued (in shares)												458,334
Debt Conversion, Original Debt, Amount												$ 360,000
Proceeds from Convertible Debt								$ 500,000
First and Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds from Notes Payable														1,470,000
Debt Instrument, Unamortized Discount														$ 163,333
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in shares)														63,189
Debt Conversion, Original Debt, Amount														$ 150,000
Interest Payable, Current														39,000
Debt Instrument, Convertible, Conversion Price			$ 60.00
Debt Instrument, Convertible, Stock Price Trigger			$ 60.00
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			85.00%
Debt Instrument, Convertible, Threshold Trading Days			20
Interest Expense, Debt, Total														$ 48,000
Line of Credit Facility, Commitment Fee Percentage														5.00%
Line of Credit Facility, Commitment Fee Amount														$ 163,500
Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Debt Instrument, Face Amount												$ 500,000				$ 500,000
Proceeds from Issuance of Debt									$ 178,000
Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			24.00%
Convertible Notes Payable [Member] | Underwritten Public Offerings [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			135.00%
Debt Instrument, Convertible, Threshold Trading Days			60
Debt Instrument, Redemption Price, Percentage			125.00%
Convertible Notes Payable [Member] | Public Offering [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			135.00%
Debt Instrument, Convertible, Threshold Trading Days			60
Debt Instrument, Redemption Price, Percentage			125.00%
Convertible Notes Payable [Member] | April 5 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Interest							$ 20,625
Debt Instrument Prepayment Penalty							63,270
Debt Instrument, Periodic Payment, Principal							$ 190,276
Convertible Notes Payable [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Dec. 11, 2015
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Face Amount			$ 1,166,666
Long-term Debt, Gross			$ 1,050,000
Proceeds from Issuance of Debt		$ 466,667
Debt Instrument, Maturity Date Range, End			Mar. 11, 2016
Convertible Notes Payable [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Jan. 14, 2016
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Long-term Debt, Gross		$ 420,000
Proceeds from Convertible Debt		$ 400,000
Debt Instrument, Maturity Date Range, End		Apr. 14, 2016
Treco International, S.A [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date												Oct. 06, 2018		Oct. 06, 2018
Debt Instrument, Interest Rate, Stated Percentage																	9.00%
Accrued Interest And Fees														$ 42,329	42,329
Long-term Debt, Gross																	$ 2,000,000
Debt Instrument, Convertible, Conversion Price												$ 35.00					$ 4,200.00
Treco International, S.A [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	14,151			421	284						2,552
Accrued Interest And Fees												$ 87,000
Long-term Debt, Gross														2,000,000
Paid-in-Kind Interest	$ 90,000			$ 90,000	$ 90,000	$ 90,000					$ 90,000
Debt Instrument, Convertible, Conversion Price						$ 96,526
Interest Expense, Debt, Total														$ 180,000	$ 180,000